Transactions with Related Parties and Affiliates (Details) - USD ($)	2 Months Ended	5 Months Ended	12 Months Ended
	Mar. 09, 2017	May 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Due to related parties			$ 0	$ 8,680,000
Amount outstanding			386,292,000	411,292,000
Direct vessel expenses			6,381,000	4,043,000	$ 761,000
Management fees			59,209,000	56,504,000	50,359,000
General and administrative expenses			12,351,000	7,931,000	7,839,000
Due from related parties			19,639,000	0
Time charter revenues			190,524,000	223,676,000	227,356,000
Outstanding balance			141,805,000	194,569,000
Available amount of loan facility			60,000,000
Revenue from related parties			$ 1,939,000	38,809,000	27,444,000
May 2015 Credit Facility
Related Party Transaction [Line Items]
Credit facility		$ 60,000,000
Interest rate description			LIBOR plus 3,00%
Interest rate percentage		3.00%
Final maturity date			Jan. 02, 2017
Outstanding balance			$ 0
Available amount of loan facility			60,000,000
Navios Holdings
Related Party Transaction [Line Items]
General and administrative expenses			7,751,000	6,205,000	$ 6,089,000
Navios Holdings | Subsequent Event
Related Party Transaction [Line Items]
Ownership percentage of Navios Holdings	19.40%
Navios Holdings | Due to related party
Related Party Transaction [Line Items]
Due to related parties			$ 11,105,000	8,680,000
Navios Fulvia
Related Party Transaction [Line Items]
Vessel Year Built			2010
Vessel type			Capesize
Navios Holdings for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Minimum
Related Party Transaction [Line Items]
Lease term			9 months
Navios Holdings for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Maximum
Related Party Transaction [Line Items]
Lease term			12 months
Charter hire agreement | Navios Gemini
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 7,600
Charter hire agreement | Navios Hyperion
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Charter hire agreement | Navios Soleil
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Charter hire agreement | Navios Harmony
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Charter hire agreement | Navios Orbiter
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Charter hire agreement | Navios Fantastiks
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,500
Charter hire agreement | Navios Alegria
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Charter hire agreement | Navios Sun
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Extended charter hire agreement | Navios Apollon
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,500
Lease term			1 year
Date of agreement			Apr. 30, 2015
Extended charter hire agreement | Navios Libra
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Lease term			1 year
Date of agreement			Apr. 30, 2015
Extended charter hire agreement | Navios Felicity
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Lease term			1 year
Date of agreement			Apr. 30, 2015
Extended charter hire agreement | Navios Hope
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 10,000
Lease term			1 year
Date of agreement			Apr. 30, 2015
Extended charter hire agreement | Navios Pollux
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 11,400
Date of agreement			Feb. 28, 2015
Extended charter hire agreement | Navios Fulvia
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 11,500,000
Lease term			3 months
Date of agreement			Nov. 30, 2016
Further extended charter hire agreement | Navios Aldebaran | Minimum
Related Party Transaction [Line Items]
Lease term			6 months
Further extended charter hire agreement | Navios Aldebaran | Maximum
Related Party Transaction [Line Items]
Lease term			9 months
Novation agreement | Navios Prosperity
Related Party Transaction [Line Items]
Date of agreement			Feb. 11, 2015
Novation agreement | Navios Aldebaran
Related Party Transaction [Line Items]
Date of agreement			Feb. 11, 2015
Management Agreement | Ultra-Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee			$ 4,100
Management Agreement | Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee			4,200
Management Agreement | Capesize Vessels
Related Party Transaction [Line Items]
Daily management fee			5,250
Management Agreement | Container Vessels of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee			6,700
Management Agreement | Container Vessels of more than TEU 8,000
Related Party Transaction [Line Items]
Daily management fee			7,400
Management Agreement | Container Vessels of more than TEU 13,000
Related Party Transaction [Line Items]
Daily management fee			8,750
Prior management agreement | Ultra-Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee				4,000
Prior management agreement | Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee				4,100
Prior management agreement | Capesize Vessels
Related Party Transaction [Line Items]
Daily management fee				5,100
Prior management agreement | Container Vessels of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee				6,500
Prior management agreement | Container Vessels of more than TEU 8,000
Related Party Transaction [Line Items]
Daily management fee				7,200
Prior management agreement | Container Vessels of more than TEU 13,000
Related Party Transaction [Line Items]
Daily management fee				8,500
Ecxluding Navios Europe I and Navios Europe II
Related Party Transaction [Line Items]
Due from related parties			$ 19,040,000	$ 0
Late Reimbursement | Management Agreement
Related Party Transaction [Line Items]
Interest rate description			LIBOR
Interest rate percentage			1.00%
Debt later required payment			Jan. 05, 2018